UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 140.5%
Corporate - 1.6%	New Jersey EDA, RB, Disposal, Waste Management New
	Jersey, Series A, AMT, 5.30%, 6/01/15	$ 2,500	$ 2,613,550
New Jersey EDA, Refunding RB, New Jersey American Water
	Co., Series A, AMT, 5.70%, 10/01/39	2,500	2,444,750
			5,058,300
County/City/Special	Camden County Improvement Authority, RB (FSA),
District/School District -	5.50%, 9/01/10(a)	1,540	1,606,374
24.2%	City of Perth Amboy New Jersey, GO, CAB (FSA),
	5.56%, 7/01/32 (b)	4,605	4,090,161
	City of Perth Amboy New Jersey, GO, CAB (FSA),
	5.55%, 7/01/33 (b)	1,395	1,233,850
	City of Perth Amboy New Jersey, GO, CAB (FSA),
	5.05%, 7/01/37 (b)	1,470	1,291,145
	County of Middlesex New Jersey, COP (MBIA),
	5.50%, 8/01/16	1,375	1,474,674
	County of Middlesex New Jersey, COP (MBIA),
	5.25%, 6/15/23	1,550	1,554,061
	East Orange Board Of Education, COP (FSA), 5.50%, 8/01/12	7,895	8,354,331
Essex County Improvement Authority, RB, Guaranteed, County
	Correctional Facilities Project (FGIC),
	6.00%, 10/01/10 (a)	4,000	4,203,440
Essex County Improvement Authority, RB, Guaranteed Lease,
	County Correctional, Series A (FGIC),
	5.00%, 10/01/13 (a)	4,400	4,984,012
	Essex County Improvement Authority, Refunding RB, County
	Project (MBIA), 5.50%, 10/01/27	250	281,177
Hopatcong Boro New Jersey, GO, Refunding, Sewer (AMBAC),
	4.50%, 8/01/33	2,690	2,699,173
	Hudson County Improvement Authority, RB, County,
	Guaranteed, Harrison Parking Facilities Project, Series C
	(AGC), 5.38%, 1/01/44	3,600	3,798,288
Lafayette Yard Community Development Corp., New Jersey,
	RB, Hotel, Conference Center Project, Trenton Guaranteed
	(MBIA), 6.00%, 4/01/10 (a)	5,250	5,418,420
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	GO	General Obligations Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
COP	Certificates of Participation	S/F	Single-Family
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Middlesex County Improvement Authority, RB, Guaranteed,
	Senior Citizens Housing Project, AMT (AMBAC),
	5.50%, 9/01/30	$ 500	$ 500,040
Monmouth County Improvement Authority, RB, Governmental
	Loan (AMBAC), 5.35%, 12/01/10 (a)	695	732,349
Monmouth County Improvement Authority, RB, Governmental
	Loan (AMBAC), 5.38%, 12/01/10 (a)	535	563,895
Monmouth County Improvement Authority, RB, Governmental
	Loan (AMBAC), 5.35%, 12/01/17	845	857,514
Monmouth County Improvement Authority, RB, Governmental
	Loan (AMBAC), 5.38%, 12/01/18	935	947,267
	Morristown Parking Authority, RB, Guaranteed (MBIA),
	5.00%, 8/01/30	1,830	1,908,672
	Morristown Parking Authority, RB, Guaranteed (MBIA),
	5.00%, 8/01/33	3,000	3,095,070
	New Jersey State Transit Corp., COP, Subordinate, Federal
	Transit Administration Grants, Series A-FS (FSA), 5.00%,
	9/15/21	2,000	2,099,540
Newark Housing Authority, Refunding RB, Additional, Newark
	Redevelopment Project (MBIA), 4.38%, 1/01/37	620	574,697
	North Bergen Township Board Of Education, COP (FSA),
	6.00%, 12/15/10 (a)	1,000	1,072,770
	North Bergen Township Board Of Education, COP (FSA),
	6.25%, 12/15/10 (a)	3,260	3,506,359
	Paterson Public School District, New Jersey, COP (MBIA),
	6.13%, 11/01/10 (a)	1,980	2,000,117
	Paterson Public School District, New Jersey, COP (MBIA),
	6.25%, 11/01/10 (a)	2,000	2,020,340
Salem County Improvement Authority, RB, Finlaw State Office
	Building (FSA), 5.38%, 8/15/28	500	539,700
	South Jersey Port Corp., Refunding RB, 4.50%, 1/01/15	3,750	3,946,575
	South Jersey Port Corp., Refunding RB, 4.50%, 1/01/16	1,920	2,002,829
	Township of West Deptford New Jersey, GO (FGIC),
	5.63%, 9/01/10 (a)	8,580	8,958,721
			76,315,561
Education - 16.2%	New Jersey EDA, RB, International Center For Public Health
	Project, University of Medicine & Dentistry (AMBAC),
	6.00%, 6/01/32	5,000	4,926,750
	New Jersey Educational Facilities Authority, RB, Montclair
	State University, Series A (AMBAC), 5.00%, 7/01/21	1,200	1,254,204
	New Jersey Educational Facilities Authority, RB, Montclair
	State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	2,992,262
	New Jersey Educational Facilities Authority, RB, Rowan
	University, Series C (FGIC), 5.25%, 7/01/11 (a)	790	857,632
	New Jersey Educational Facilities Authority, RB, Rowan
	University, Series C (MBIA), 5.00%, 7/01/14 (a)	6,875	7,866,092
	New Jersey Educational Facilities Authority, RB, Rowan
	University, Series C (MBIA), 5.25%, 7/01/17	2,135	2,281,589

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Educational Facilities Authority, RB, Rowan
	University, Series C (MBIA), 5.25%, 7/01/18	$ 2,535	$ 2,704,693
	New Jersey Educational Facilities Authority, RB, Rowan
	University, Series C (MBIA), 5.25%, 7/01/19	2,370	2,495,563
	New Jersey Educational Facilities Authority, Refunding RB,
	College of New Jersey, Series D (FSA), 5.00%, 7/01/35	9,540	9,802,827
	New Jersey Educational Facilities Authority, Refunding RB,
	Montclair State University, Series J (MBIA), 4.25%, 7/01/30	3,775	3,471,943
	New Jersey Educational Facilities Authority, Refunding RB,
	Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,143,913
	New Jersey Educational Facilities Authority, Refunding RB,
	Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	801,477
	New Jersey Educational Facilities Authority, Refunding RB,
	Stevens Institute Technology, Series A, 5.00%, 7/01/27	2,800	2,845,276
	New Jersey Educational Facilities Authority, Refunding RB,
	Stevens Institute Technology, Series A, 5.00%, 7/01/34	900	883,665
University of Medicine & Dentistry of New Jersey, New Jersey,
	COP (MBIA), 5.00%, 6/15/29	2,000	1,906,120
University of Medicine & Dentistry of New Jersey, New Jersey,
	RB, Series A (AMBAC), 5.50%, 12/01/27	4,740	4,757,064
			50,991,070
Health - 12.8%	New Jersey Health Care Facilities Financing Authority, RB,
	Greystone Park Psychiatric Hospital (AMBAC),
	5.00%, 9/15/23	10,775	10,861,631
	New Jersey Health Care Facilities Financing Authority, RB,
	Atlantic City Medical, 5.75%, 7/01/12 (a)	1,525	1,694,793
	New Jersey Health Care Facilities Financing Authority, RB,
	Atlantic City Medical, 6.25%, 7/01/12 (a)	530	595,916
	New Jersey Health Care Facilities Financing Authority, RB,
	Atlantic City Medical, 6.25%, 7/01/17	925	974,025
	New Jersey Health Care Facilities Financing Authority, RB,
	Atlantic City Medical, 5.75%, 7/01/25	1,975	2,020,840
	New Jersey Health Care Facilities Financing Authority, RB,
	Meridian Health, Series II (AGC), 5.00%, 7/01/38	7,400	7,321,634
	New Jersey Health Care Facilities Financing Authority, RB,
	Meridian Health System Obligation Group (FSA),
	5.38%, 7/01/24	1,000	1,002,950
	New Jersey Health Care Facilities Financing Authority, RB,
	Society of The Valley Hospital (AMBAC), 5.38%, 7/01/25	2,820	2,645,047
	New Jersey Health Care Facilities Financing Authority, RB,
	Somerset Medical Center, 5.50%, 7/01/33	2,135	1,489,525
	New Jersey Health Care Facilities Financing Authority, RB,
	South Jersey Hospital, 6.00%, 7/01/12 (a)	5,440	6,134,634
	New Jersey Health Care Facilities Financing Authority, RB,
	Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,032,470

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority,
	Refunding RB, Series AHS Hospital Corp., Series A (AMBAC),
	6.00%, 7/01/13 (c)	$ 4,000	$ 4,607,680
			40,381,145
Housing - 6.9%	New Jersey State Housing & Mortgage Finance Agency, RB,
	Capital Fund Program, Series A (FSA), 4.70%, 11/01/25	10,840	10,897,344
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Home Buyer, Series U, AMT (MBIA), 5.60%, 10/01/12	700	701,064
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Home Buyer, Series U, AMT (MBIA), 5.65%, 10/01/13	2,075	2,078,112
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Home Buyer, Series U, AMT (MBIA), 5.75%, 4/01/18	2,325	2,326,511
	New Jersey State Housing & Mortgage Finance Agency, RB,
	S/F Housing, Series T, AMT, 4.70%, 10/01/37	800	726,208
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series AA, 6.50%, 10/01/38	3,115	3,382,392
	Newark Housing Authority, RB, South Ward Police Facility
	(AGC), 5.75%, 12/01/30	850	899,283
	Newark Housing Authority, RB, South Ward Police Facility
	(AGC), 6.75%, 12/01/38	500	560,205
			21,571,119
State - 50.3%	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/21	1,960	2,267,328
	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/23	2,730	3,157,436
	Garden State Preservation Trust, RB, CAB, Series B (FSA),
	5.12%, 11/01/23 (d)	9,000	4,836,240
	Garden State Preservation Trust, RB, CAB, Series B (FSA),
	5.20%, 11/01/25 (d)	10,000	4,819,200
	Garden State Preservation Trust, Refunding RB, Series C
	(FSA), 5.25%, 11/01/20	5,000	5,864,750
	Garden State Preservation Trust, Refunding RB, Series C
	(FSA), 5.25%, 11/01/21	7,705	9,035,422
	New Jersey EDA, RB, Cigarette Tax, 5.63%, 6/15/19	2,700	2,684,961
	New Jersey EDA, RB, Cigarette Tax (Radian),
	5.75%, 6/15/29	2,000	1,931,460
	New Jersey EDA, RB, Cigarette Tax (Radian),
	5.50%, 6/15/31	585	542,441
	New Jersey EDA, RB, Cigarette Tax (Radian),
	5.75%, 6/15/34	1,180	1,121,861
	New Jersey EDA, RB, Liberty State Park Project, Series C
	(FSA), 5.00%, 3/01/22	2,670	2,844,698
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A
	(MBIA), 5.25%, 7/01/26	7,500	7,990,500
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A
	(MBIA), 5.25%, 7/01/33	11,105	11,204,723

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A
(MBIA), 5.00%, 7/01/34	$ 2,000	$ 2,008,960
New Jersey EDA, RB, School Facilities Construction, Series L
(FSA), 5.00%, 3/01/30	9,000	9,271,080
New Jersey EDA, RB, School Facilities Construction, Series O,
5.25%, 3/01/23	4,420	4,645,995
New Jersey EDA, RB, School Facilities Construction, Series Z
(AGC), 6.00%, 12/15/34	2,800	3,127,964
New Jersey EDA, RB, School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,500	2,532,175
New Jersey EDA, RB, State Office Buildings Projects (AMBAC),
6.00%, 6/15/10 (a)	3,000	3,105,030
New Jersey EDA, RB, State Office Buildings Projects (AMBAC),
6.25%, 6/15/10 (a)	4,620	4,788,907
New Jersey EDA, Refunding RB, School Facilities Construction,
Series N-1 (MBIA), 5.50%, 9/01/27	1,000	1,108,650
New Jersey Educational Facilities Authority, RB, Capital
Improvement Fund, Series A (FSA), 5.75%, 9/01/10 (a)	9,420	9,845,690
New Jersey Educational Facilities Authority, RB, Higher
Education Capital Improvement, Series A (AMBAC),
5.13%, 9/01/12 (a)	5,500	6,120,180
New Jersey Sports & Exposition Authority, RB, Series A
(MBIA), 6.00%, 3/01/13	2,400	2,441,784
New Jersey Sports & Exposition Authority, Refunding RB
(MBIA), 5.50%, 3/01/21	5,890	6,540,374
New Jersey Sports & Exposition Authority, Refunding RB
(MBIA), 5.50%, 3/01/22	3,000	3,320,430
New Jersey Transportation Trust Fund Authority, New
Jersey, RB, CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/35 (d)	1,400	273,168
New Jersey Transportation Trust Fund Authority, New
Jersey, RB, CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/36 (d)	5,500	1,005,400
New Jersey Transportation Trust Fund Authority, New
Jersey, RB, CAB, Transportation System, Series C (FSA),
4.72%, 12/15/32 (d)	4,050	1,058,670
New Jersey Transportation Trust Fund Authority, New
Jersey, RB, Transportation System, Series A,
6.00%, 6/15/10 (a)	5,000	5,177,300
New Jersey Transportation Trust Fund Authority, New
Jersey, RB, Transportation System, Series A (AGC),
5.63%, 12/15/28	2,000	2,239,840
New Jersey Transportation Trust Fund Authority, New
Jersey, RB, Transportation System, Series A (FSA),
5.25%, 12/15/20	10,750	11,909,925

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey Transportation Trust Fund Authority, New Jersey,
	RB, Transportation System, Series B (MBIA),
	5.50%, 12/15/21	$ 9,165	$ 10,336,837
New Jersey Transportation Trust Fund Authority, New Jersey,
	RB, Transportation System, Series D (FSA),
	5.00%, 6/15/19	7,800	8,224,866
	State of New Jersey, COP, Equipment Lease Purchase,
	Series A, 5.25%, 6/15/27	1,080	1,121,267
			158,505,512
Tobacco - 1.8%	Tobacco Settlement Financing Corp., New Jersey, RB, 7.00%,
	6/01/13 (a)	4,755	5,639,002
Transportation - 22.4%	Delaware River Port Authority Pennsylvania & New Jersey, RB
	(FSA), 5.50%, 1/01/12	5,000	5,036,250
Delaware River Port Authority Pennsylvania & New Jersey, RB
	(FSA), 5.63%, 1/01/13	6,000	6,045,300
Delaware River Port Authority Pennsylvania & New Jersey, RB
	(FSA), 5.75%, 1/01/15	500	503,895
Delaware River Port Authority Pennsylvania & New Jersey, RB
	(FSA), 6.00%, 1/01/18	4,865	4,906,498
Delaware River Port Authority Pennsylvania & New Jersey, RB
	(FSA), 6.00%, 1/01/19	5,525	5,545,221
	Delaware River Port Authority, RB, Port District Project,
	Series B (FSA), 5.63%, 1/01/26	2,425	2,428,783
	New Jersey State Turnpike Authority, RB, C-2005 (MBIA),
	6.50%, 1/01/16	910	1,075,747
	New Jersey State Turnpike Authority, RB, C-2005 (MBIA),
	6.50%, 1/01/16 (c)	255	313,461
	New Jersey State Turnpike Authority, RB, Growth & Income
	Securities, Series B (AMBAC), 6.20%, 1/01/35 (d)	7,615	5,879,161
	New Jersey State Turnpike Authority, RB, Series C (MBIA),
	6.50%, 1/01/16 (c)	4,355	5,060,510
New Jersey State Turnpike Authority, Refunding RB, Series A
	(FSA), 5.25%, 1/01/29	2,500	2,828,490
	New Jersey State Turnpike Authority, Series A, 5.25%,
	1/01/30	4,000	4,462,680
	New Jersey Transportation Trust Fund Authority, New
	Jersey, RB, Transportation System, Series A (AMBAC),
	5.00%, 12/15/32	1,425	1,441,045
New Jersey Transportation Trust Fund Authority, New Jersey,
	RB, Transportation System, Series C, 5.50%,
	6/15/13 (a)	780	891,298
Port Authority of New York & New Jersey, RB, Consolidated,
	152nd Series, Second, AMT, 5.75%, 11/01/30	5,175	5,500,094
	Port Authority of New York & New Jersey, RB, Special
	Project, JFK International Air Terminal, Series 6, AMT
	(MBIA), 6.25%, 12/01/11	13,500	14,038,380

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York & New Jersey, RB, Special
	Project, JFK International Air Terminal, Series 6, AMT
	(MBIA), 6.25%, 12/01/15	$ 1,500	$ 1,570,050
	Port Authority of New York & New Jersey, RB, Special
	Project, JFK International Air Terminal, Series 6, AMT
	(MBIA), 5.75%, 12/01/25	3,000	3,003,390
			70,530,253
Utilities - 4.3%	Atlantic Highlands Highland Regional Sewage Authority,
	Refunding RB (MBIA), 5.50%, 1/01/20	1,875	1,956,900
Essex County Utilities Authority, Refunding RB (AGC), 4.13%,
	4/01/22	2,000	2,004,600
New Jersey EDA, RB, Series A, New Jersey, American Water,
	AMT (AMBAC), 5.25%, 11/01/32	3,000	2,835,510
	North Hudson Sewerage Authority, Refunding RB, Series A
	(MBIA), 5.13%, 8/01/20	4,335	4,382,555
Rahway Valley Sewerage Authority, RB, CAB, Series A (MBIA),
	4.79%, 9/01/28 (d)	6,600	2,316,270
			13,495,835
	Total Municipal Bonds in New Jersey		442,487,797
Puerto Rico - 9.1%
Health - 1.1%	Puerto Rico Industrial Tourist Educational Medical &
	Environmental Control Facilities Financing Authority, RB,
	Hospital Auxilio Mutuo Obligation Group, Series A (MBIA),
	6.25%, 7/01/24	1,780	1,781,157
	Puerto Rico Industrial Tourist Educational Medical &
	Environmental Control Facilities Financing Authority, RB,
	Hospital De La Concepcion, Series A, 6.50%, 11/15/20	1,750	1,806,770
			3,587,927
Housing - 2.0%	Puerto Rico HFA, RB, Subordinated, Capital
	Fund Modernization, 5.13%, 12/01/27	6,285	6,273,687
State - 0.9%	Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (AMBAC), 4.36%, 7/01/37 (d)	4,000	539,680
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/27	2,125	2,189,919
			2,729,599
Transportation - 1.8%	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series CC (AGC), 5.50%, 7/01/31	5,000	5,482,200
Utilities - 3.3%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
	Series A (AGC), 5.13%, 7/01/47	6,870	6,479,372
	Puerto Rico Electric Power Authority, RB, Series RR (CIFG),
	5.00%, 7/01/28	4,100	4,036,163
			10,515,535
	Total Municipal Bonds in Puerto Rico		28,588,948
	Total Municipal Bonds - 149.6%		471,076,745

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (e)	(000)	Value
New Jersey - 5.3%
Housing - 1.6%	New Jersey State Housing & Mortgage Finance Agency, RB,
	Capital Fund Program, Series A (FSA), 5.00%, 5/01/27	$ 4,790	$ 5,105,134
State - 3.7%	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.75%, 11/01/28	9,160	11,461,908
			16,567,042
New York - 1.9%
Transportation - 1.9%	Port Authority of New York & New Jersey, Refunding RB,
	Consolidated 152nd Series, AMT, 5.25%, 11/01/35	5,998	6,113,250
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 7.2%		22,680,292
	Total Long-Term Investments
	(Cost - $481,040,918) - 156.8%		493,757,037
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 0.04% (f)(g)	512,124	512,124
	Total Short-Term Securities (Cost - $512,124) - 0.1%		512,124
	Total Investments (Cost - $481,553,042*) - 156.9%		494,269,161
	Other Assets Less Liabilities - 2.1%		6,650,952
Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (4.2)%		(13,286,018)
	Preferred Shares, at Redemption Value - (54.8)%		(172,712,158)
	Net Assets Applicable to Common Shares - 100.0%	$ 314,921,937

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 468,999,869
Gross unrealized appreciation	$ 20,112,685
Gross unrealized depreciation	(8,106,323)
Net unrealized appreciation	$ 12,006,362

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then higher coupon rate for the following period. Rate shown is as of report date.

(c) Security is collateralized by Municipal or US Treasury Obligations.
(d) Represents a zero-coupon bond. Rate shown is as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	$ (2,799,819)	$ 157

(g) Represents the current yield as of report date.

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
Schedule of Investments October 31, 2009 (Unaudited)

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 512,124
Level 2 - Long-Term Investments[1]	493,757,037
Level 3	-
Total	$ 494,269,161
[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: December 18, 2009